Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Line Items]
Lease liabilities	$ 1,615	$ 1,634	$ 1,367
Cash outflow for leases	575	525
Expense relating to varible lease payments not included in measurement of lease liabilities	$ 2,000	2,323
Participating interest rate in the joint operation	100.00%
Payments of lease liabilities, classified as financing activities	$ 340	248	$ 155
Lease commitments for short term and low value lease commitments not included in financial statements	232	60
Lease commitments [member]
Leases [Line Items]
Payments of short-term leases	121	162
Payments for leases of low-value assets	12	12
Payments of lease liabilities, classified as financing activities	361	258
Foreign Exchange Risk [Member]
Leases [Line Items]
Lease liabilities	$ 447	$ 441